Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements include those of the Company, NightstaRx Limited, and its U.S. subsidiary, Nightstar, Inc., and have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany accounts and transactions have been eliminated upon consolidation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting periods. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, the accrual for research and development expenses, the fair value of ordinary shares, the valuation of tranche obligations, share-based compensation and income taxes. Estimates are periodically reviewed in light of changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results could differ materially from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments that have maturities of three months or less when acquired to be cash equivalents. Cash equivalents as of December 31, 2017 and 2016 consisted primarily of money market funds.

Fair Value Measurements

Fair Value Measurements

Certain assets of the Company are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

▪	Level 1—Quoted prices in active markets for identical assets or liabilities.
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Level 2—Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

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Level 3—Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques

The Company’s tranche obligation liability (see Note 7) was carried at fair value, determined according to the fair value hierarchy described above (see Note 3). Management believes that the carrying amounts of the Company’s consolidated financial instruments, including cash equivalents, prepaid expenses, accounts payable and accrued expenses approximate fair value due to the short-term nature of those instruments.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that subject the Company to credit risk consist primarily of cash and cash equivalents. The Company places cash and cash equivalents in established financial institutions. The Company has no significant off-balance-sheet risk or concentration of credit risk, such as foreign exchange contracts, options contracts, or other foreign hedging arrangements.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets. As of December 31, 2017 and 2016, the Company’s property and equipment consisted of lab equipment, computer equipment and office equipment, which has an estimated useful life of three years. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the consolidated statement of operations and other comprehensive loss. Expenditures for repairs and maintenance are charged to expense as incurred.

The Company evaluates assets for potential impairment when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. Recoverability is measured by comparing the book values of the assets to the expected future net undiscounted cash flows that the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the book values of the assets exceed their fair value. The Company has not recognized any impairment losses from inception through December 31, 2017.

Segment Information

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker in deciding how to allocate resources and assess performance. The Company and the Company’s chief operating decision maker, the Company’s Chief Executive Officer, views the Company’s operations and manages its business as a single operating segment, which is the business of developing and commercializing gene therapies; however, the Company operates in two geographic regions: United Kingdom and United States.

Research and Development Costs

Research and Development Costs

Research and development costs are expensed as incurred. Research and development expenses consist of costs incurred in performing research and development activities, including salaries, share-based compensation and benefits, depreciation expense, travel, third-party license fees, and external costs of outside vendors engaged to conduct clinical development activities, clinical trials, cost to manufacture clinical trial materials and tax credits associated with research and development activities.

Research Contract Costs and Accruals

Research Contract Costs and Accruals

The Company has entered into various research and development-related contracts with research institutions and other companies. These agreements are generally cancelable, and related payments are recorded as research and development expenses as incurred. The Company records accruals for estimated ongoing research costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the studies or clinical trials, including the phase or completion of events, invoices received and contracted costs. Estimates are made in determining the accrued balances at the end of any reporting period. Actual results could differ from the Company’s estimates. The Company’s historical accrual estimates have not been materially different from the actual costs.

Patent Costs

Patent Costs

The Company expenses patent application and related legal costs as incurred and classified such costs as general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss.

Share-Based Compensation

Share-Based Compensation

The Company grants equity awards under its share-based compensation programs, which may include share options, restricted share awards (“RSAs”), restricted share units (“RSUs”), and other share-based awards. To date, the share-based awards granted to employees and directors have been in the form of RSAs, RSUs and share options.

The Company recognizes compensation expense for equity awards based on the grant date fair value of the award. For equity awards that vest based on a service condition, the share-based compensation expense is recognized on a straight-line basis over the requisite service period. The Company uses the fair value of its ordinary shares to determine the fair value of RSAs and RSUs. The fair value of options is determined using the Black-Scholes option pricing model. The Company accounts for forfeitures as they occur.

Prior to the IPO, the only share-based compensation issued were in the form of RSAs. The grant date fair value of RSAs were calculated based on the grant date fair value of the underlying ordinary shares. The Company calculated the fair value of the ordinary shares in accordance with the guidelines in the American Institute of Certified Public Accountants’ Accounting and Valuation Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation (the “Practice Aid”). The Company’s valuations of ordinary shares were prepared using a market approach, based on precedent transactions in the shares, to estimate the Company’s total equity value using either an option-pricing backsolve method (“OPM”) or a probability-weighted expected return method (“PWERM”), which used a combination of market approaches and an income approach to estimate the Company’s enterprise value, or a hybrid method, which employs the concepts of the OPM and the PWERM merged into a single framework.

The OPM backsolve method derives an equity value such that the value indicated for ordinary shares is consistent with the investment price, and it provides an allocation of this equity value to each of the Company’s securities. The OPM treats the various classes of ordinary shares as call options on the total equity value of a company, with exercise prices based on the value thresholds at which the allocation among the various holders of a company’s securities changes. Under this method, each class of ordinary shares has value only if the funds available for distribution to shareholders exceeded the value of the share liquidation preferences of the class or classes of ordinary shares with senior preferences at the time of the liquidity event. Key inputs into the OPM backsolve calculation included the valuation of forward contracts, expected time to liquidity and volatility. A reasonable discount for lack of marketability was applied to the total equity value to arrive at an estimate of the total fair value of equity on a non-marketable basis.

The PWERM is a scenario-based methodology that estimates the fair value of ordinary shares based upon an analysis of future values for the Company, assuming various outcomes. The ordinary share values are based on the probability-weighted present value of expected future investment returns considering each of the possible outcomes available as well as the rights of each class of ordinary shares. The future value of the ordinary shares under each outcome was discounted back to the valuation date at an appropriate risk-adjusted discount rate and probability weighted to arrive at an indication of value for the ordinary shares. The hybrid method is a PWERM where the equity value in one of the scenarios is calculated using an OPM.

Tranche Obligations

Tranche Obligations

The fair values of the tranche obligations are based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The tranche obligations are valued as a forward contract, and the values are determined using a probability-weighted present value calculation. In determining the fair values of the tranche obligations, the inputs impacting fair value included the fair value of the Company’s ordinary shares, risk-free interest rates and the probability and estimated timing of the tranche closings. The Company determines the per share fair value of the underlying ordinary shares using the OPM, which considers the ordinary share price paid by investors, the time to liquidity and volatility. In the OPM, the timing of the liquidity event determines the assumed life in the Black-Scholes calculation. The Company estimates a time to liquidity taking into account the future tranche funding. If the future tranche is not expected to be funded, a liquidity event will be assumed to have occurred. If the tranche is expected to be funded, a longer-term liquidity event is assumed to have occurred. Volatility is estimated based on the daily trading histories of comparable public companies. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve.

Foreign Currency Translation

Foreign Currency Translation

The Company maintains its financial statements in the functional currency pounds sterling. The financial statements of the Company’s subsidiary, Nightstar, Inc., are translated from local currency into pounds sterling.  Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Exchange gains or losses arising from foreign currency transactions are included in the determination of net income (loss) for the respective periods. The Company recorded foreign exchange losses of $2.9 million, $36,000 and $58,000 for the years ended December 31, 2017, 2016 and 2015, respectively. Foreign exchange gains and losses are included in other expense, net in the consolidated statement of operations and comprehensive loss.

For financial reporting purposes, the financial statements of the Company, which are prepared using the functional currency of pounds sterling, have been translated into the U.S. dollar. Assets and liabilities are translated at the exchange rates at the balance sheet dates, revenue and expenses are translated at the average exchange rates and shareholders’ equity is translated based on historical exchange rates.

Translation adjustments are not included in determining net income (loss) but are included in foreign exchange adjustment to other comprehensive income (loss), a component of shareholders’ equity.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in its tax returns. Deferred tax assets and liabilities are determined on the basis of the differences between the consolidated financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that deferred tax assets will be recovered in the future to the extent management believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.

The Company accounts for uncertainty in income taxes by recognizing in the consolidated financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed as the amount of benefit to recognize in the consolidated financial statements. The amount of benefits that may be used is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate, as well as the related net interest and penalties.

The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations. As of December 31, 2017 and 2016, no accrued interest or penalties are included on the related tax liability line in the consolidated balance sheet.

Research and development tax credits received from HM Revenue & Customs are recognized as offsets to research and development expenses.

Comprehensive Loss

Comprehensive Loss

The Company follows the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 220, Comprehensive Income, which establishes standards for the reporting and display of comprehensive income and its components. Comprehensive loss is defined to include all changes in equity during a period except those resulting from investments by owners and distributions to owners. The Company recorded a gain on foreign currency translations of $4.0 million in December 31, 2017 and recorded losses related to foreign currency translation as of $1.4 million and $0.5 million for the years ended December 31, 2016 and 2015, respectively.

Net Loss per Share

Net Loss per Share

Basic and diluted net loss per ordinary share is determined by dividing net loss by the weighted average number of ordinary shares outstanding during the period. For all periods presented, the outstanding shares of unvested RSAs have been excluded from the calculation because its effect would be anti-dilutive. Therefore, the weighted average shares outstanding used to calculate both basic and diluted loss per share are the same.

The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect at December 31, 2017, 2016 and 2015:

	December 31,
	2017	2016	2015
Unvested restricted share awards	1,191,344	894,770	509,533

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act (“JOBS Act”) and may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies. The Company may take advantage of these exemptions until the Company is no longer an emerging growth company. Section 107 of the JOBS Act provides that an emerging growth company can take advantage of the extended transition period afforded by the JOBS Act for the implementation of new or revised accounting standards. The Company has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act. The Company may take advantage of these exemptions up until the last day of the fiscal year following the fifth anniversary of its initial public offering or such earlier time that it is no longer an emerging growth company. The Company would cease to be an emerging growth company if it has more than $1.07 billion in annual revenue, has more than $700 million in market value of its stock held by non-affiliates (and it has been a public company for at least 12 months, and has filed one annual report on Form 20-F), or it issues more than $1 billion of non-convertible debt securities over a three-year period.

Ordinary Share Conversion

Ordinary Share Conversion

On the date of the IPO, the Company converted its outstanding ordinary shares as discussed in Note 7.   All share and per share information has been retroactively adjusted to reflect the share conversion other than items listed under Previous Amendments in Note 7.

JOBS Act

JOBS Act

On April 5, 2012, the Jumpstart Our Business Startups Act, or the JOBS Act, was enacted. The JOBS Act provides that, among other things, an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. As an emerging growth company, the Company has irrevocably elected not to take advantage of the extended transition period afforded by the JOBS Act for the implementation of new or revised accounting standards and, as a result, the Company will comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-emerging growth public companies.

In addition, the Company intends to rely on the other exemptions and reduced reporting requirements provided by the JOBS Act. Subject to certain conditions set forth in the JOBS Act, the Company is entitled to rely on certain exemptions as an “emerging growth company.” As an emerging growth company, the Company is not required to, among other things, (i) provide an auditor’s attestation report on the Company’s system of internal controls over financial reporting pursuant to Section 404(b), (ii) provide all of the compensation disclosure that may be required of non-emerging growth public companies under the Dodd-Frank Wall Street Reform and Consumer Protection Act, (iii) comply with any requirement that may be adopted by the Public Company Accounting Oversight Board regarding mandatory audit firm rotation or a supplement to the auditor’s report providing additional information about the audit and the financial statements (auditor discussion and analysis), and (iv) disclose certain executive compensation-related items such as the correlation between executive compensation and performance and comparisons of the chief executive officer’s compensation to median employee compensation. These exemptions will apply for a period of five years following the completion of the IPO or until the Company no longer meets the requirements of being an emerging growth company, whichever is earlier.

Recently Issued Accounting Pronouncements Not yet Adopted

Recently issued accounting pronouncements not yet adopted

In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (ASU 2014-09), which modifies how all entities recognize revenue, and consolidates into one ASC (ASC Topic 606, Revenue from Contracts with Customers) the current guidance found in ASC Topic 605, and various other revenue accounting standards for specialized transactions and industries. ASU 2014-09 outlines a comprehensive five-step revenue recognition model based on the principle that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09 may be applied using either a full retrospective approach, under which all years included in the financial statements will be presented under the revised guidance, or a modified retrospective approach, under which financial statements will be prepared under the revised guidance for the year of adoption, but not for prior years. Under the latter method, entities will recognize a cumulative catch-up adjustment to the opening balance of retained earnings at the effective date for contracts that still require performance by the entity at the date of adoption.

In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of Effective Date (ASU 2015-14), which defers the effective date of ASU 2014-09 by one year. ASU 2014-09 is now effective for public entities for annual reporting periods beginning after December 15, 2017, including interim periods within those annual reporting periods. For non-public entities, the guidance is effective for annual periods beginning after December 15, 2018. To date, the Company has not had any arrangements that are within the scope of ASU 2014-09, or its predecessor, ASC Topic 605. The Company will adopt ASU 2014-09 in the period during which they have an arrangement that is in the scope of ASU 2014-09.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (ASU 2016-02), which requires a lessee to recognize most leases on the balance sheet but recognize expenses on the income statement in a manner similar to current practice. The update states that a lessee will recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying assets for the lease term. Leases will continue to be classified as either financing or operating, with classification affecting the recognition, measurement, and presentation of expenses and cash flows arising from a lease. For public entities, the new standard is effective for interim and annual periods beginning on or after January 1, 2019, with early adoption permitted. The Company is currently evaluating the impact that the adoption of ASU 2016-02 will have on its consolidated financial statements.

In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfer of Assets Other than Inventory (“ASU 2016-16”), which requires the recognition of the income tax consequences of an intra-entity transfer of an asset, other than inventory, when the transfer occurs. The standard is effective for annual periods beginning after December 15, 2017, including interim periods within those fiscal years. The Company is currently evaluating the impact that the adoption of ASU 2016-16 will have on its consolidated financial statements.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (ASU 2016-18), which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The ASU is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted.  The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, Clarifying the Definition of a Business (ASU 2017-01). ASU 2017-01 clarified the definition of a business to assist entities with evaluating whether transactions should be accounted for as acquisitions of assets or businesses. The guidance is effective for interim and annual periods beginning after December 31, 2017, and early adoption is permitted. The adoption is not expected to have a material effect on the Company’s consolidated financial statements.

In January 2017, the FASB issued Accounting Standards Update No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (ASU 2017-04), which eliminates step two from the goodwill impairment test. Under ASU 2017-04, an entity should recognize an impairment charge for the amount by which the carrying amount of a reporting unit exceeds its fair value up to the amount of goodwill allocated to that reporting unit. The guidance is effective for annual periods beginning after December 15, 2019 and is applicable to the Company in fiscal 2020. Early adoption is permitted.

Recently Adopted Accounting Pronouncements

Recently adopted accounting pronouncements

In March 2016, the FASB issued ASU No. 2016-09, Compensation—Stock Compensation (“Topic 718”): Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”). The new standard involves several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows. The new standard was effective for the Company on January 1, 2017 with early adoption permitted. The Company elected to early adopt ASU 2016-09 on January 1, 2015 and has reflected the adoption in its consolidated financial statements. The adoption of ASU 2016-09 did not have a material impact on the Company’s consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, Balance Sheet Classification of Deferred Taxes (“ASU 2015-17”), which requires deferred tax liabilities and assets to be classified as noncurrent in the consolidated balance sheet. ASU 2015-17 is required to be adopted for annual periods beginning after December 15, 2016, including interim periods within those fiscal years. The amendment may be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Company elected to early adopt this guidance on January 1, 2015 and classified all previously recognized deferred tax assets and liabilities as noncurrent. The adoption of ASU 2015-17 did not have a material impact on the Company’s consolidated financial statements as the Company recorded a full valuation allowance on deferred tax assets at January 1, 2015.